SCHEDULE OF INVESTMENTS (Details)	12 Months Ended
Dec. 31, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020
Investments	623,706
Change in fair value	(332,640)
Balance at December 31, 2021	291,066
Public Company Shares [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021	142,857
Public Company Warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021	21,429
Private Company Shares [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021	$ 126,780